Income Tax- Summary of Reconciliation between Income Tax and the Amounts Obtained By Applying the Current Tax Rate in Argentina to the Income Carrying Amount (Detail) - ARS ($) $ in Thousands		12 Months Ended
	Dec. 29, 2017	Dec. 31, 2018	Dec. 31, 2017
Disclosure of income tax reconciliation [line items]
Income carrying amount before income tax		$ 8,593,004	$ 14,428,414
Applicable income tax rate	35.00%	30.00%	35.00%
Income tax on income carrying amount		$ 2,577,901	$ 5,049,945
Net permanent differences and other tax effects		142,261	(512,862)
Monetary effects		6,606,955	3,871,725
Total income tax		$ 9,327,117	$ 8,408,808